COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL
14.	COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2023 and 2022 is as follows:

	2023		2022
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,221,891	$4,449.5	1,244,333	$4,427.7
Issued:
Issued on acquisition of Great Bear(a)	—	—	49,268	271.6
Issued under share option and restricted share plans	5,947	32.1	7,147	37.3
Repurchase and cancellation of shares (i)	—	—	(78,857)	(287.1)
Total common share capital	1,227,838	$4,481.6	1,221,891	$4,449.5

(a)	See Note 6i for details of the shares issued on acquisition of Great Bear.
i.	Repurchase and cancellation of common shares

On August 4, 2023, the Company received approval from the TSX to renew its normal course issuer bid (“NCIB”) program. Under the program, the Company is authorized to purchase up to 108,440,227 of its common shares during the period starting on August 9, 2023 and ending on August 8, 2024. The book value of any cancelled shares are treated as a reduction to common share capital.

No common shares were repurchased or cancelled during the year ended December 31, 2023.

During the year ended December 31, 2022, the Company repurchased 78,857,250 common shares for $300.8 million at an average price of $3.81 per share. The book value of the cancelled shares was $287.1 million and was treated as a reduction to common share capital.

ii.	Dividends on common shares

The following summarizes dividends declared and paid during the years ended December 31, 2023 and 2022:

	2023		2022
	Per share	Total paid	Per share	Total paid
Dividends declared and paid during the period:
Three months ended March 31	$0.03	$36.8	$0.03	$38.9
Three months ended June 30	0.03	36.9	0.03	39.0
Three months ended September 30	0.03	36.8	0.03	39.0
Three months ended December 31	0.03	36.8	0.03	37.1
Total		$147.3		$154.0

On February 14, 2024, the Board of Directors declared a dividend of $0.03 per common share, payable on March 21, 2024 to shareholders of record on March 6, 2024.

There were no dividends declared but unpaid at December 31, 2023 or December 31, 2022.